Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies

Capital Leases

We enter into capital lease agreements for equipment used in the normal course of business. The future minimum obligation under our capital leases as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$266
2014	135
2015	136
2016	218
755
Less: interest	(110)
$645

The following amounts have been capitalized as part of building and improvements in the consolidated balance sheets related to equipment acquired through capital leases (in thousands):

	December 31, 2012	December 31, 2011
Gross amount	$13,701	$13,958
Accumulated depreciation	(12,915)	(12,857)
	$786	$1,101

Air Space Lease

We have an air space lease at Plaza Las Fuentes that expires in 2027, with options to renew for two additional ten-year periods and an option to purchase the air space. Air space lease expense for 2012, 2011 and 2010 totaled $0.3 million, $0.4 million and $0.5 million, respectively, and is reported as part of other expense in the consolidated statement of operations.

Our air space lease requires us to pay minimum fixed rental amounts that are subject to scheduled rent adjustments. The future minimum obligation under our air space lease as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$288
2014	288
2015	289
2016	289
2017	288
Thereafter	2,862
$4,304

On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes, which was amended on May 28, 2013. The transaction is expected to close on or after June 28, 2013, following the expiration of the tax protection period on the asset. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. See Note 21 “Subsequent Events.”

Lease Takeover Obligation

We entered into a lease takeover agreement with a tenant at 3161 Michelson, a property we disposed of in 2009. We have partially mitigated this obligation through a sublease of the entire space to a third-party tenant. Our future minimum obligation under the lease takeover agreement and the amount expected to be mitigated through future payments from the subtenant as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$799
2014	833
2015	841
2016	424
2,897
Less: future payments due from subtenant	(2,214)
$683

Operating Lease

We entered into sublease agreements with Rand Corporation (“Rand”) for the second and third floors at 1733 Ocean. We have partially mitigated this obligation through sublease of a portion of the Rand space to third-party tenants. In 2011, we entered into an amended agreement with Rand to terminate a portion of the sublease premises on the second floor. Our future minimum obligation under the operating lease and the amount expected to be mitigated through future payments from the subtenants as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$820
2014	290
1,110
Less: future payments due from subtenants	(922)
$188

Rent payments related to our leases with Rand (excluding payments received from the subtenants) totaled $0.8 million, $1.0 million and $0.8 million during 2012, 2011 and 2010, respectively.

Capital Commitments

As of December 31, 2012, we had executed leases that contractually commit us to pay our tenants $37.0 million for leasing costs, of which $1.0 million is contractually due in 2014, $4.2 million in 2015, $0.3 million in 2016, $8.8 million in 2017 and $2.6 million thereafter. The remaining $20.1 million is contractually available for payment to tenants upon request during 2013, but actual payment is largely determined by the timing of requests from those tenants.

Of these amounts, we had executed leases at US Bank Tower that contractually commit us to pay our tenants $1.2 million for leasing costs as of December 31, 2012, of which $1.1 million is contractually due in 2013 with the remaining $0.1 million due in 2016.

Tenant Concentration

We generally do not require collateral or other security from our tenants, other than security deposits or letters of credit. Our credit risk is mitigated by the high quality of our existing tenant base, review of prospective tenants’ risk profiles prior to lease execution, and frequent monitoring of our tenant portfolio to identify problem tenants. However, since we have a significant concentration of rental revenue from certain tenants, the inability of those tenants to make their lease payments could have a material adverse effect on our results of operations, cash flow or financial condition.

A significant portion of our rental and tenant reimbursement revenue is generated by a small number of tenants. During 2012, 2011 and 2010, our three largest tenants accounted for 24%, 27% and 27%, respectively, of our rental and tenant reimbursement revenue from continuing operations. No individual tenant accounted for 10% or more of our rental and tenant reimbursement revenue from continuing operations during 2012. During 2011 and 2010, one tenant, Southern California Gas Company, accounted for 10% or more of our rental and tenant reimbursement revenue from continuing operations.

During 2012, 2011 and 2010, each of the following properties contributed more than 10% of our revenue from continuing operations: Wells Fargo Tower, KPMG Tower, Gas Company Tower and 777 Tower. The revenue generated by these four properties totaled 87%, 91% and 93% of our revenue from continuing operations during 2012, 2011 and 2010, respectively.

Insurance

We carry commercial liability, fire, extended coverage, earthquake, terrorism, flood, pollution legal liability, boiler and machinery, earthquake sprinkler leakage, business interruption and rental loss insurance covering all of the properties in our portfolio under a portfolio insurance program. We believe the policy specifications and insured limits are appropriate given the relative risk of loss, the cost of coverage and industry practice and, in the opinion of management, the properties in our portfolio are adequately insured. Our terrorism insurance, which covers both certified and non-certified terrorism loss, is subject to exclusions for loss or damage caused by nuclear substances, pollutants, contaminants and biological and chemical weapons. We do not carry insurance for generally uninsured losses, such as loss from riots. Our properties are located in areas known to be seismically active. While we presently carry earthquake insurance on our properties, the amount of our earthquake insurance coverage may not be sufficient to fully cover losses from earthquakes and associated disasters, particularly in downtown Los Angeles. In addition, we may discontinue earthquake, terrorism or other insurance on some or all of our properties in the future if the cost of premiums for any of these policies exceeds, in our judgment, the value of the coverage discounted for the risk of loss.

Litigation

General—

We are involved in various litigation and other legal matters, including personal injury claims and administrative proceedings, which we are addressing or defending in the ordinary course of business. Management believes that any liability that may potentially result upon resolution of the matters that are currently pending will not have a material adverse effect on our business, financial condition or financial statements as a whole.

Merger-Related Litigation—

On April 24, 2013, the Company and the Operating Partnership entered into a definitive merger agreement pursuant to which a newly formed fund controlled by Brookfield agreed to acquire the Company. The merger is expected to close in the third quarter of 2013. The completion of the merger transaction is subject to approval of the Company’s common stockholders, receipt of certain consents from the Company’s lenders and other customary closing conditions. See Note 21 “Subsequent Events.”

After the announcement of the execution of the merger agreement, five putative class actions were filed against the Company, the members of the Company’s board of directors, the Operating Partnership, Brookfield, Brookfield DTLA Fund Office Trust Investor Inc. (“Sub REIT”), Brookfield DTLA Fund Office Trust Inc. (“REIT Merger Sub”), Brookfield DTLA Fund Properties LLC (“Partnership Merger Sub”) and Brookfield DTLA Inc. Two of these suits, captioned Coyne v. MPG Office Trust, Inc., et al., No. BC507342 (the “Coyne Action”), and Masih v. MPG Office Trust, Inc., et al., No. BC507962 (the “Masih Action”), were filed in the Superior Court of the State of California in Los Angeles County on April 29, 2013 and May 3, 2013, respectively. The other three suits, captioned Kim v. MPG Office Trust, Inc. et al., No. 24‑C-13-002600 (the “Kim Action”), Perkins v. MPG Office Trust, Inc., et al., No. 24-C-13-002778 (the “Perkins Action”) and Dell’Osso v. MPG Office Trust, Inc., et al., No. 24-C-13-003283 (the “Dell’Osso Action”) were filed in the Circuit Court of the State of Maryland in Baltimore on May 1, 2013, May 8, 2013 and May 22, 2013, respectively. In each of these lawsuits, the plaintiffs allege, among other things, that the Company’s board of directors breached their fiduciary duties in connection with the proposed merger by failing to maximize the value of the Company and ignoring or failing to protect against conflicts of interest, and that the relevant Brookfield parties named as defendants aided and abetted those breaches of fiduciary duty. The Kim Action further alleges that the Operating Partnership also aided and abetted the breaches of fiduciary duty by the Company’s board of directors and the Dell’Osso Action further alleges that the Company and the Operating Partnership aided and abetted the breaches of fiduciary duty by the Company’s board of directors. The Dell’Osso Action also alleges that the preliminary proxy statement filed by the Company with the SEC on May 21, 2013 is false and/or misleading because it fails to include certain details of the process leading up to the merger and fails to provide adequate information concerning the Company’s financial advisor. The plaintiffs in the five lawsuits seek an injunction against the proposed merger, rescission or rescissory damages in the event the merger has been consummated, an award of fees and costs, including attorneys’ and experts’ fees, and other relief. See Note 21 “Subsequent Events.”